UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2023 to September 30, 2023

Date of Report (Date of earliest event reported):  November 8, 2023
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Gregg Smallwood (949) 629-7991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%				1 / $197,712 / 0.456%
GNMA-II Pool # BZ7867		loanDepot.com, LLC	50 / $12,788,649 / 100%		1 / $576,532 / 4.508%
GNMA-II Pool # CI9107		loanDepot.com, LLC	90 / $31,312,513 / 100%				1 / $136,104 / 0.435%
GNMA-II Pool # CL6182		loanDepot.com, LLC	81 / $30,468,728 / 100%	1 / $329,325 / 1.081%	1 / $329,325 / 1.081%
GNMA-II Pool # CK0335		loanDepot.com, LLC	106 / $49,139,032 / 100%		1 / $687,121 / 1.398%
GNMA-II Pool # CK0422		loanDepot.com, LLC	125 / $47,908,640 / 100%		1 / $457,591 / 0.955%
GNMA-II Pool # CK0442		loanDepot.com, LLC	108 / $36,658,838 / 100%				1 / $260,326 / 0.71%
GNMA-II Pool # CK0373		loanDepot.com, LLC	172 / $49,689,457 / 100%				2 / $395,485 / 0.796%
GNMA-II Pool # CI9095		loanDepot.com, LLC	142 / $38,391,577 / 100%				1 / $393,788 / 1.026%
GNMA-II Pool # CK0389		loanDepot.com, LLC	76 / $47,727,773 / 100%
GNMA-II Pool # CK0410		loanDepot.com, LLC	76 / $23,064,110 / 100%
GNMA-II Pool # CK0368		loanDepot.com, LLC	114 / $43,396,749 / 100%				1 / $507,410 / 1.169%
GNMA-II Pool # CK0367		loanDepot.com, LLC	116 / $42,620,250 / 100%				1 / $491,981 / 1.154%
GNMA-II Pool # CK0404		loanDepot.com, LLC	132 / $49,139,989 / 100%				2 / $815,679 / 1.66%
GNMA-II Pool # CK0341		loanDepot.com, LLC	112 / $40,723,318 / 100%		2 / $728,350 / 1.789%		2 / $1,166,757 / 2.865%
GNMA-II Pool # CK0390		loanDepot.com, LLC	106 / $43,961,692 / 100%				1 / $621,845 / 1.415%
GNMA-II Pool # CK0369		loanDepot.com, LLC	127 / $43,984,312 / 100%				1 / $435,117 / 0.989%
GNMA-II Pool # CK0387		loanDepot.com, LLC	41 / $23,842,256 / 100%				1 / $265,983 / 1.116%
GNMA-II Pool # CK0431		loanDepot.com, LLC	101 / $30,260,823 / 100%		2 / $929,753 / 3.072%
GNMA-II Pool # CN2983		loanDepot.com, LLC	92 / $24,856,909 / 100%				1 / $200,219 / 0.805%

GNMA-II Pool # CN3006	loanDepot.com, LLC	7 / $6,531,271 / 100%				1 / $709,425 / 10.862%
GNMA-II Pool # CN3059	loanDepot.com, LLC	54 / $19,258,199 / 100%				1 / $495,015 / 2.57%
GNMA-II Pool # CO6001	loanDepot.com, LLC	39 / $14,073,004 / 100%				1 / $259,352 / 1.843%
GNMA-II Pool # CQ2290	loanDepot.com, LLC	35 / $11,773,113 / 100%				1 / $324,908 / 2.76%
GNMA-II Pool # CF7149	loanDepot.com, LLC	90 / $32,752,186 / 100%	1 / $397,664 / 1.214%	1 / $397,664 / 1.214%
GNMA-II Pool # CI9010	loanDepot.com, LLC	135 / $35,738,902 / 100%					1 / $264,800 / 0.741%
GNMA-II Pool # CH1572	loanDepot.com, LLC	63 / $15,305,977 / 100%					1 / $174,746 / 1.142%
GNMA-II Pool # CS5703	loanDepot.com, LLC	51 / $18,108,639 / 100%				1 / $736,302 / 4.066%
GNMA-II Pool # CU0006	loanDepot.com, LLC	23 / $9,062,544 / 100%			1 / $358,553 / 3.956%
GNMA-II Pool # CK0412	loanDepot.com, LLC	66 / $18,089,869 / 100%		1 / $248,861 / 1.376%
GNMA-II Pool # CK0385	loanDepot.com, LLC	44 / $17,760,499 / 100%		1 / $284,349 / 1.601%
GNMA-II Pool # CK0395	loanDepot.com, LLC	84 / $28,667,705 / 100%		1 / $344,727 / 1.202%
GNMA-II Pool # CK0411	loanDepot.com, LLC	173 / $49,622,273 / 100%		1 / $225,567 / 0.455%
GNMA-II Pool # CK0346	loanDepot.com, LLC	65 / $10,646,178 / 100%		1 / $163,587 / 1.537%
GNMA-II Pool # CK0350	loanDepot.com, LLC	98 / $15,823,102 / 100%		1 / $155,491 / 0.983%
GNMA-II Pool # CK0438	loanDepot.com, LLC	81 / $13,125,818 / 100%		1 / $159,745 / 1.217%
GNMA-II Pool # CK0440	loanDepot.com, LLC	52 / $5,139,228 / 100%		1 / $908,15 / 1.767%
GNMA-II Pool # CK0425	loanDepot.com, LLC	57 / $22,965,944 / 100%		1 / $205,788 / 0.896%
GNMA-II Pool # CL6065	loanDepot.com, LLC	122 / $45,482,868 / 100%		1 / $151,199 / 0.332%
GNMA-II Pool # CL6071	loanDepot.com, LLC	123 / $43,421,985 / 100%		1 / $228,614 / 0.526%
GNMA-II Pool # CK0441	loanDepot.com, LLC	21 / $9,683,471 / 100%		1 / $700,634 / 7.235%
GNMA-II Pool # CK0444	loanDepot.com, LLC	39 / $9,753,295 / 100%		1 / $633,490 / 6.495%
GNMA-II Pool # CL6074	loanDepot.com, LLC	6 / $2,621,338 / 100%		1 / $269,087 / 10.265%
GNMA-II Pool # CF7155	loanDepot.com, LLC	70 / $22,539,453 / 100%	1 / $187,732 / 0.833%	1 / $187,732 / 0.833%
GNMA-II Pool # CF7156	loanDepot.com, LLC	80 / $24,938,259 / 100%	1 / $236,858 / 0.95%	1 / $236,858 / 0.95%
GNMA-II Pool # CL6097	loanDepot.com, LLC	113 / $40,627,559 / 100%	1 / $481,071 / 1.184%	1 / $481,071 / 1.184%
GNMA-II Pool # CL6121	loanDepot.com, LLC	99 / $44,040,788 / 100%	1 / $230,756 / 0.524%	1 / $230,756 / 0.524%
GNMA-II Pool # CL6124	loanDepot.com, LLC	93 / $30,650,758 / 100%	1 / $539,621 / 1.761%	1 / $539,621 / 1.761%
GNMA-II Pool # CL6132	loanDepot.com, LLC	27 / $8,869,106 / 100%	1 / $355,107 / 4.004%	1 / $355,107 / 4.004%
GNMA-II Pool # CL6204	loanDepot.com, LLC	85 / $7,533,978 / 100%	1 / $91,805 / 1.219%	1 / $91,805 / 1.219%
GNMA-II Pool # CL6206	loanDepot.com, LLC	106 / $14,030,631 / 100%	1 / $119,580 / 0.852%	1 / $119,580 / 0.852%
GNMA-II Pool # CL6175	loanDepot.com, LLC	62 / $23,709,018 / 100%	1 / $601,614 / 2.537%	1 / $601,614 / 2.537%
GNMA-II Pool # CN2946	loanDepot.com, LLC	132 / $34,311,133 / 100%	1 / $233,663 / 0.681%	1 / $233,663 / 0.681%
GNMA-II Pool # AK1621	loanDepot.com, LLC	47 / $20,237,838 / 100%	1 / $127,645 / 0.631%	1 / $127,645 / 0.631%

GNMA-II Pool # CL6180	loanDepot.com, LLC	55 / $24,204,607 / 100%	1 / $368,971 / 1.524%	1 / $368,971 / 1.524%
GNMA-II Pool # CL6183	loanDepot.com, LLC	74 / $24,069,042 / 100%	1 / $348,654 / 1.449%	1 / $348,654 / 1.449%
GNMA-II Pool # AU1336	loanDepot.com, LLC	43 / $39,499,250 / 100%	1 / $685,121 / 1.735%	1 / $685,121 / 1.735%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	4,732 / $1,574,992,779 / 100%	16 / $5335187 / 0.339%	37 / $12,576,488 / 0.799%	1 / $358,553 / 0.023%	22 / $8,901,808 / 0.565%	2 / $439,546 / 0.028%	0 / $ / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. All of the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period,  and were not the subject of a demand by GNMA or a third party.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period.  Sixteen (16) of the assets identified in columns (j) through (l) were identified by the Originator for repurchase during the reporting period and twenty-one (21) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during prior reporting periods.

5)	The asset identified in columns (m) through (o) was identified by GNMA for repurchase during a prior reporting period.

6)
All of the assets identified in columns (p) through (r) were identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

7)	Each asset identified in columns (s) through (u) was identified by the Originator for repurchase during a prior reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 8, 2023	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer